UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
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Address:   15 Valley Drive, 2nd Floor
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           Greenwich, CT 06831
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Form 13F File Number: 028-11963

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/John Malik              Greenwich, Connecticut   August 13, 2008
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:          $365,264
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE




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                                                      FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                        CLASS       CUSIP    x($1000)   PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
--------------------------------  -----------  ---------   --------  --------  --- ---- -------- --------- ------------------------
BURLINGTON NORTHN SANTA FE C           COM      12189T104   46,169     462,200 SH       SOLE              462,200
FEDEX CORP                             COM      31428X106    9,423     119,600 SH       SOLE              119,600
MASTERCARD INC                         CL A     57636Q104  146,089     550,200 SH       SOLE              550,200
WELLPOINT INC                          COM      94973V107  137,204   2,878,800 SH       SOLE            2,878,800
WILLIS GROUP HOLDINGS LTD              SHS      G96655108   26,379     840,900 SH       SOLE              840,900

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